Federated Hermes MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2023 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
	[1]	Communication Services—3.6%
1,273,985		Advantage Solutions, Inc.	$ 1,630,701
70,835		AMC Networks, Inc.	1,253,071
1,291,302		CarGurus, Inc.	21,229,005
25,872		Cinemark Holdings, Inc.	438,189
541,685		Eventbrite, Inc.	3,938,050
1,104,805		iHeartMedia, Inc.	3,833,673
41,568		Iridium Communications, Inc.	2,638,321
51,048		Liberty Braves Group	1,940,845
511,723		Vimeo Holdings, Inc.	1,683,569
		TOTAL	38,585,424
		Consumer Discretionary—10.8%
201,225	[1]	2U, Inc.	1,114,787
243,417	[1]	Abercrombie & Fitch Co., Class A	5,730,036
496,597	[2]	Big Lots, Inc.	4,464,407
108,580		Bloomin Brands, Inc.	2,689,527
145,552	[1]	Chegg, Inc.	2,617,025
511,384		Clarus Corp.	4,975,766
373,788	[1]	Container Store Group, Inc.	1,155,005
52,849	[1]	ContextLogic, Inc.	381,041
48,566	[1]	Duolingo, Inc.	6,612,747
389,225	[1]	Goodyear Tire & Rubber Co.	4,153,031
302,720	[1,2]	Groupon, Inc.	1,083,738
133,870	[1]	Inspired Entertainment, Inc.	1,713,536
163,861		International Game Technology PLC	4,611,049
62,622	[1]	Lumber Liquidators, Inc.	206,026
31,893	[1]	MCBC Holdings, Inc.	933,508
98,551		Murphy USA, Inc.	27,124,192
9,840	[1]	ODP Corp./The	425,186
87,603	[1]	Overstock.com, Inc.	1,783,597
767,214	[1]	Qurate Retail, Inc.	611,163
211,645	[1,2]	Red Robin Gourmet Burgers	2,766,200
23,877		Red Rock Resorts, Inc.	1,165,198
204,955	[1]	Revolve Group, Inc.	4,232,321
840,886	[1]	Rush Street Interactive, Inc.	2,615,155
85,074	[1]	Sally Beauty Holdings, Inc.	1,210,603
191,094	[1,2]	Target Hospitality Corp.	2,409,695
88,044		Texas Roadhouse, Inc.	9,739,427
366,961	[2]	Tupperware Brands Corp.	458,701
197,048		Upbound Group, Inc.	5,253,300
2,229	[1]	Visteon Corp.	312,929
169,446		Waterstone Financial, Inc.	2,346,827
31,515		Wingstop, Inc.	6,306,467
443,689	[1,2]	WW International, Inc.	3,704,803
26,152	[1]	Xponential Fitness, Inc.	865,108
		TOTAL	115,772,101
		Consumer Staples—5.0%
115,274		Cal-Maine Foods, Inc.	5,475,515

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
9,921		Coca-Cola Bottling Co.	$ 5,848,033
200,237	[1]	elf Beauty, Inc.	18,573,984
289,214	[1]	Hain Celestial Group, Inc.	5,185,607
304,863	[1]	Hostess Brands, Inc.	7,853,271
14,400		Ingles Markets, Inc., Class A	1,325,376
81,876		Primo Water Corp.	1,243,696
101,332		SpartanNash Co.	2,484,661
125,811	[1]	Sprouts Farmers Market, Inc.	4,360,609
32,728		Turning Point Brands, Inc.	778,599
44,684		Vector Group Ltd.	569,274
		TOTAL	53,698,625
		Energy—7.1%
102,648	[1]	Amplify Energy Corp.	709,298
222,826		Ardmore Shipping Corp.	3,273,314
220,469	[1]	Borr Drilling Ltd.	1,532,260
34,814		Cactus, Inc.	1,409,271
58,239	[1]	Callon Petroleum Corp.	1,930,040
39,856		Championx Corp.	1,079,301
83,426		CONSOL Energy, Inc.	4,950,499
57,148		CVR Energy, Inc.	1,505,278
71,669		Delek US Holdings, Inc.	1,558,801
52,269	[1]	Dorian LPG Ltd.	1,161,417
117,582	[1]	Gulf Island Fabrication, Inc.	409,185
44,479		International Seaways, Inc.	1,771,154
12,147	[1]	Nabors Industries Ltd.	1,211,542
145,767	[1]	Oceaneering International, Inc.	2,584,449
220,447		PBF Energy, Inc.	7,684,782
52,641		RPC, Inc.	389,017
132,832		Scorpio Tankers, Inc.	6,940,472
93,866		SM Energy Co.	2,635,757
262,450	[1]	Talos Energy, Inc.	3,577,194
427,069	[1]	US Silica Holdings, Inc.	5,573,250
63,665	[1]	Vital Energy, Inc.	2,962,332
324,898	[1]	Weatherford International PLC	20,998,158
		TOTAL	75,846,771
		Financials—14.4%
11,680		1st Source Corp.	486,822
482,223		Amalgamated Financial Corp.	7,850,590
21,339		Amerant Bancorp, Inc	396,905
80,935		American Equity Investment Life Holding Co.	3,119,235
359,971	[1]	AvidXchange Holdings, Inc.	2,674,585
25,561		BancFirst Corp.	2,042,068
47,556		BCB Bancorp, Inc.	561,161
430,046		Byline Bancorp, Inc.	8,321,390
221,121	[1]	Cantaloupe, Inc.	1,218,377
200,705		CNO Financial Group, Inc.	4,503,820
15,964	[1]	Coastal Financial Corp.	578,695
275,681	[1]	Customers Bancorp, Inc.	6,020,873
73,836		CVB Financial Corp.	1,105,325
18,400		Equity Bancshares, Inc.	433,320
70,182		Financial Institutions, Inc.	1,226,781
15,195		First Bancorp, Inc.	467,702

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
30,902		First Business Financial Services, Inc.	$ 886,578
399,895		First Foundation, Inc.	2,515,340
37,300		Fulton Financial Corp.	444,989
742,357	[1]	Genworth Financial, Inc., Class A	4,313,094
1,071,916	[1]	Green Dot Corp.	18,426,236
22,838		Heartland Financial USA, Inc.	743,605
75,475		Heritage Commerce Corp.	641,538
82,311		Heritage Financial Corp.	1,449,497
41,822		HomeStreet, Inc.	408,183
82,788		Hometrust Bancshares, Inc.	1,727,786
115,519		Independent Bank Corp.- Michigan	2,058,549
126,044	[2]	Invesco Mortgage Capital, Inc.	1,337,327
205,617		Jackson Financial, Inc.	7,404,268
29,808		Kinsale Capital Group, Inc.	9,738,572
70,935	[1]	LendingClub Corp.	509,313
189,073	[1]	LendingTree, Inc.	4,505,610
435,068		Live Oak Bancshares, Inc.	10,250,202
89,200	[1,2]	NerdWallet, Inc.	1,210,444
104,810		OFG Bancorp.	2,679,992
91,560	[1]	Open Lending	643,667
169,273	[1]	Paysafe Ltd.	2,430,760
48,266		Peapack-Gladstone Financial Corp.	1,281,945
27,542		Preferred Bank Los Angeles, CA	1,324,219
354,368		ProAssurance Corp.	6,364,449
425,586	[1]	PROG Holdings, Inc.	12,865,465
106,522		QCR Holdings, Inc.	4,410,011
231,876	[1]	Remitly Global, Inc.	3,895,517
26,721		RLI Corp.	3,715,555
290,018	[1]	SelectQuote, Inc.	307,419
53,720		Tiptree, Inc.	739,724
40,121		TriCo Bancshares	1,436,733
22,508	[1]	Triumph Financial, Inc.	1,169,516
7,916		WestAmerica Bancorp.	320,677
150,981		Western New England Bancorp, Inc.	1,022,141
		TOTAL	154,186,570
		Health Care—16.7%
199,467	[1]	Alector, Inc.	1,316,482
13,882	[1]	Alkermes, Inc.	396,331
777,071	[1]	Allakos, Inc.	3,302,552
67,520	[1]	Alphatec Holdings, Inc.	974,989
467,974	[1]	Alx Oncology Holdings, Inc.	2,779,766
13,636	[1]	AMN Healthcare Services, Inc.	1,177,469
147,694	[1]	Amphastar Pharmaceuticals, Inc.	5,283,014
10,463	[1]	Apellis Pharmaceuticals, Inc.	872,928
62,498	[1]	Arcellx, Inc.	2,667,415
808,040	[1]	Atea Pharmaceuticals, Inc.	2,642,291
224,489	[1]	Bridgebio Pharma, Inc.	3,259,580
693,683	[1]	Cara Therapeutics, Inc.	2,913,469
873,370	[1]	Codexis, Inc.	3,423,610
44,584	[1]	Collegium Pharmaceutical, Inc.	1,037,470
1,220,959	[1]	Community Health Systems, Inc.	7,740,880
332,942	[1]	Cross Country Healthcare, Inc.	7,318,065

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
74,677	[1]	DICE Therapeutics, Inc.	$ 2,427,003
243,182	[1]	Dyne Therapeutics, Inc.	2,519,366
24,464	[1]	Eagle Pharmaceuticals, Inc.	686,949
438,824	[1]	Emergent BioSolutions, Inc.	3,874,816
828,791	[1]	Fate Therapeutics, Inc.	5,030,761
13,591	[1]	Fulgent Genetics, Inc.	401,886
500,507	[1,2]	Gossamer Bio, Inc.	645,654
7,784	[1]	Haemonetics Corp.	651,599
429,850	[1]	Hims & Hers Health, Inc.	4,981,961
32,501	[1]	Immunovant, Inc.	524,566
111,540	[1,2]	Innovage Holding Corp.	681,509
154,659	[1]	Inogen, Inc.	2,058,511
33,626	[1]	Intercept Group, Inc.	582,402
83,990	[1]	Kodiak Sciences, Inc.	367,876
148,710	[1]	Lantheus Holdings, Inc.	12,707,269
16,540	[1]	Ligand Pharmaceuticals, Inc., Class B	1,262,829
67,607	[1]	Livanova PLC	3,238,375
647,010	[1]	MacroGenics, Inc.	4,457,899
1,778	[1]	Medpace Holdings, Inc.	355,849
362,522	[1]	MiMedx Group, Inc.	1,388,459
68,313	[1]	NanoString Technologies, Inc.	669,467
1,758,500	[1]	Nektar Therapeutics	1,322,920
268,739	[1]	NeoGenomics, Inc.	3,928,964
212,442	[1]	Nevro Corp.	6,218,177
108,006	[1]	NGM Biopharmaceuticals, Inc.	487,107
273,950	[1]	Nuvation Bio, Inc.	441,060
126,561	[1]	Omnicell, Inc.	7,691,112
201,520	[1]	OptimizeRX Corp.	3,028,846
386,559	[1]	OraSure Technologies, Inc.	2,628,601
1,122,607	[1]	Organogenesis Holdings, Inc.	2,301,344
66,896	[1]	Orthofix Medical, Inc.	1,259,652
66,850		Owens & Minor, Inc.	1,038,849
191,448	[1]	Pacira BioSciences, Inc.	8,674,509
157,938	[1]	Pediatrix Medical Group	2,263,252
18,680	[1]	Phreesia, Inc.	591,035
840,213	[1]	PMV Pharmaceuticals, Inc.	3,873,382
11,817	[1]	Prestige Consumer Healthcare, Inc.	727,100
51,157	[1]	Privia Health Group, Inc.	1,413,468
27,873	[1]	Protagonist Therapeutics, Inc.	629,930
34,589	[1]	Revance Therapeutics, Inc.	1,100,968
2,526,547	[1]	Siga Technologies, Inc.	14,729,769
71,763	[1]	Supernus Pharmaceuticals, Inc.	2,645,184
202,124	[1]	Tactile Systems Technology, Inc.	3,684,721
240,775	[1]	The Joint Corp.	3,801,837
848,046	[1]	Vanda Pharmaceuticals, Inc.	5,207,002
40,378	[1,2]	Viridian Therapeutics, Inc.	1,131,795
274,488	[1]	Voyager Therapeutics, Inc.	1,990,038
		TOTAL	179,431,939
		Industrials—16.1%
7,906	[1]	Allegiant Travel Co.	821,512
25,471	[1]	ASGN, Inc.	1,823,469
71,822	[1]	Atkore, Inc.	9,073,273

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
17,596	[1]	Beacon Roofing Supply, Inc.	$ 1,058,927
195,661		Boise Cascade Co.	13,365,603
8,115	[1]	CBIZ, Inc.	427,579
167,066	[1]	CECO Environmental Corp.	1,939,636
93,262	[1]	Concrete Pumping Holdings, Inc.	648,171
466,259	[1]	Conduent, Inc.	1,636,569
14,273	[2]	Eagle Bulk Shipping, Inc.	638,289
63,926		Emcor Group, Inc.	10,931,346
56,132	[1]	Exlservice Holding, Inc.	10,012,826
113,927	[1]	Forrester Research, Inc.	3,524,901
115,722	[1]	Franklin Covey Co.	4,249,312
45,021		Genco Shipping & Trading Ltd.	693,774
287,114	[1]	GMS, Inc.	16,669,839
962,832		GrafTech International Ltd.	4,534,939
1,927,499	[1]	Harsco Corp.	13,241,918
39,446		Healthcare Services Group, Inc.	615,752
77,964		Heidrick & Struggles International, Inc.	1,957,676
95,271	[1]	Heritage-Crystal Clean, Inc.	3,330,674
5,935	[1]	Hub Group, Inc.	447,499
83,808		Hurco Co., Inc.	1,879,813
52,535	[1]	Huron Consulting Group, Inc.	4,454,443
75,818		Hyster-Yale Materials Handling, Inc.	3,992,576
228,478	[1]	JELD-WEN Holding, Inc.	2,919,949
250,392	[1]	Manitowoc, Inc.	3,828,494
523,165	[1]	Mistras Group, Inc.	4,248,100
226,902	[1]	MRC Global, Inc.	2,210,025
259,250	[1]	Now, Inc.	2,766,198
339,828	[1]	Parsons Corp.	14,782,518
51,711		Resources Connection, Inc.	754,464
361,906	[1]	SkyWest, Inc.	10,241,940
7,275		Tennant Co.	555,956
129,182		Terex Corp.	5,760,225
163,330	[1]	Thermon Group Holdings, Inc.	3,393,997
95,360	[1]	TrueBlue, Inc.	1,444,704
108,918	[1]	Tutor Perini Corp.	577,265
21,743		Universal Truckload Services, Inc.	556,621
60,791		Veritiv Corp.	6,983,062
2,381		Watts Industries, Inc., Class A	385,079
		TOTAL	173,378,913
		Information Technology—11.3%
558,677	[1]	8x8, Inc.	1,603,403
457,328	[1]	Brightcove, Inc.	1,893,338
108,033		Comtech Telecommunications Corp.	1,118,142
378,823	[1,2]	Diebold Nixdorf, Inc.	305,672
218,813	[1]	Digital Turbine, Inc.	2,566,676
66,230	[1]	Extreme Networks, Inc.	1,177,569
7,280	[1]	Fabrinet	691,236
266,922	[1]	Faro Technologies, Inc.	6,232,629
45,832	[1]	Impinj, Inc.	4,052,007
312,091	[1]	Intapp, Inc.	12,583,509
354,777	[1]	LivePerson, Inc.	1,642,618
698,016	[1]	LiveRamp Holdings, Inc.	16,815,205

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
162,417	[1]	MaxLinear, Inc.	$ 3,919,122
120,844	[1]	Mitek Systems, Inc.	1,090,013
208,010	[1]	Model N, Inc.	6,406,708
750,808	[1]	ON24, Inc.	6,532,030
83,686	[1,2]	Ouster, Inc.	296,248
20,070	[1]	Q2 Holdings, Inc.	494,123
3,148	[1]	Qualys, Inc.	355,535
918,381	[1,2]	Rackspace Technology, Inc.	1,340,836
399,360	[1]	Ribbon Communications, Inc.	1,022,362
254,016	[1]	Rimini Street, Inc.	950,020
124,574		Sapiens International Corp. NV	2,507,675
174,347	[1]	Secureworks Corp.	1,581,327
636,078	[1]	Semtech Corp.	12,397,160
479,546	[1]	SolarWinds Corp.	4,133,687
289,555	[1]	Squarespace, Inc.	9,005,161
3,581	[1]	Synaptics, Inc.	316,794
1,080,784	[1]	Telos Corp.	1,837,333
494,342	[1]	Unisys Corp.	1,586,838
69,141	[1]	Upland Software, Inc.	253,747
385,099	[1]	Varonis Systems, Inc.	8,918,893
20,713	[1]	Vishay Precision Group, Inc.	777,566
549,677	[1]	Yext, Inc.	4,826,164
		TOTAL	121,231,346
		Materials—4.8%
91,249	[1]	ATI, Inc.	3,524,036
86,576		Commercial Metals Corp.	4,042,233
395,329	[1]	Intrepid Potash, Inc.	10,191,582
12,857		Koppers Holdings, Inc.	421,838
56,863		Kronos Worldwide, Inc.	528,826
461,279	[1]	LSB Industries, Inc.	4,119,222
100,654		Myers Industries, Inc.	1,907,393
356,204	[1]	O-I Glass, Inc.	8,003,904
788,569	[1]	Ranpak Holdings Corp.	3,217,362
637,949		SunCoke Energy, Inc.	4,963,243
135,265		Sylvamo Corp.	6,197,842
138,814		Warrior Met Coal, Inc.	4,798,800
		TOTAL	51,916,281
		Real Estate—5.5%
33,431		Alexander and Baldwin, Inc.	642,878
506,796	[1]	Anywhere Real Estate, Inc.	3,228,291
444,640		Apartment Investment & Management Co., Class A	3,481,531
85,262		Apple Hospitality REIT, Inc.	1,269,551
183,908		Armada Hoffler Properties, Inc.	2,155,402
2,370,165		Brandywine Realty Trust	9,314,749
381,083		City Office REIT, Inc.	2,217,903
58,024		Gladstone Land Corp.	934,767
219,465		Global Net Lease, Inc.	2,471,176
74,328		Hersha Hospitality Trust	468,266
496,246		Macerich Co. (The)	4,957,498
197,740		Marcus & Millichap Co., Inc.	6,222,878
710,116		Newmark Group, Inc.	4,502,135
136,722		Office Properties Income Trust	891,427

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
883,067	[1,2]	Redfin Corp.	$ 6,578,849
309,452		RMR Group, Inc./The	7,349,485
136,272		Service Properties Trust	1,195,105
197,477		Uniti Group, Inc.	675,371
72,786		Whitestone Project	651,435
		TOTAL	59,208,697
		Utilities—2.7%
7,820		Chesapeake Utilities Corp.	965,770
339,281		Clearway Energy, Inc.	9,832,363
24,247		New Jersey Resources Corp.	1,252,115
5,759		ONE Gas, Inc.	443,155
127,718	[2]	Otter Tail Corp.	9,189,310
146,791		Portland General Electric Co.	7,430,561
		TOTAL	29,113,274
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,040,612,997)	1,052,369,941
		INVESTMENT COMPANIES—4.0%
22,691,114		Federated Hermes Government Obligations Fund, Premier Shares, 4.72%[3]	22,691,114
20,321,952		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.87%[3]	20,319,920
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $43,010,139)	43,011,034
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $1,083,623,136)	1,095,380,975
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[4]	(21,952,569)
		TOTAL NET ASSETS—100%	$1,073,428,406
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2023, were as follows:
Affiliated	Value as of 7/31/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2023	Shares Held as of 4/30/2023	Dividend Income
Health Care:
Alector, Inc.**	$9,059,233	$1,318,365	$(7,721,877)	$2,782,044	$(4,121,283)	$1,316,482	199,467	$—
Amphastar Pharmaceuticals, Inc.	$2,935,115	$2,655,726	$(375,722)	$(70,848)	$138,743	$5,283,014	147,694	$—
Siga Technologies, Inc.	$—	$16,276,661	$—	$(1,546,892)	$—	$14,729,769	2,526,547	$—
Information Technology:
Brightcove, Inc.**	$8,244,421	$—	$(5,052,525)	$2,083,640	$(3,382,198)	$1,893,338	457,328	$—
Affiliated issuers no longer in the portfolio at period end	$3,522,384	$—	$(3,579,977)	$1,912,934	$(1,855,341)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$23,761,153	$20,250,752	$(16,730,101)	$5,160,878	$(9,220,079)	$23,222,603	3,331,036	$—

**	At April 30, 2023, the Fund no longer has ownership of at least 5% of the voting shares.

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2023, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2022	$41,790,036	$24,461,888	$66,251,924
Purchases at Cost	$127,391,592	$264,466,719	$391,858,311
Proceeds from Sales	$(146,490,514)	$(268,623,141)	$(415,113,655)
Change in Unrealized Appreciation/Depreciation	$—	$(992)	$(992)
Net Realized Gain/(Loss)	$—	$15,446	$15,446
Value as of 4/30/2023	$22,691,114	$20,319,920	$43,011,034
Shares Held as of 4/30/2023	22,691,114	20,321,952	43,013,066
Dividend Income	$573,288	$570,609	$1,143,897

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2023, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$21,690,361	$22,691,114

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2023, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust